TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

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Transamerica WMC US Growth VP

Mammen Chally, CFA, Portfolio Manager of Transamerica WMC US Growth VP (the “Portfolio”), has announced his plan to retire and withdraw from the partnership of the parent company of Wellington Management Company LLP (“Wellington”) and effective June 30, 2024, he will no longer serve as a portfolio manager of the Portfolio. Douglas McLane, CFA, Lead Portfolio Manager and David Siegle, CFA, Portfolio Manager, will continue to manage the Portfolio.

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for the Portfolio under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Wellington Management Company LLP
Portfolio Managers:
Douglas McLane, CFA	Lead Portfolio Manager	since July 2022[1]
Mammen Chally, CFA	Portfolio Manager	since July 2022[2,3]
David Siegle, CFA	Portfolio Manager	since March 2017

1 Portfolio Manager since March 2017; Lead Portfolio Manager since July 2022.

2 Portfolio Manager of the predecessor portfolio since July 2014. Lead Portfolio Manager of the portfolio from July 2014 to July 2022.

3 Effective June 30, 2024, Mr. Chally will no longer serve as a Portfolio Manager of the portfolio.

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Effective immediately, the following replaces the corresponding information in the Prospectus for the Portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Douglas McLane, CFA	Wellington Management Company LLP	Lead Portfolio Manager of the portfolio since 2022; Portfolio Manager of the portfolio since 2017; Senior Managing Director and Equity Portfolio Manager of Wellington Management Company LLP; joined the firm in 2011
Mammen Chally, CFA*	Wellington Management Company LLP

Portfolio Manager of the portfolio since 2022; Lead Portfolio Manager of the portfolio from 2014 to 2022; Portfolio Manager of the predecessor portfolio since 2014; Senior Managing Director and Equity Portfolio Manager of Wellington

Management Company LLP; joined the firm as an investment professional in 1994

David Siegle, CFA	Wellington Management Company LLP	Portfolio Manager of the portfolio since 2017; Managing Director and Equity Research Analyst of Wellington Management Company LLP; joined the firm in 2001

* Effective June 30, 2024, Mr. Chally will no longer serve as a Portfolio Manager of the portfolio.

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Effective immediately, the following information replaces the corresponding information in the Statement of Additional Information in “Appendix B - Portfolio Managers” under “Wellington Management Company, LLP (“Wellington”)”, as applicable:

Transamerica WMC US Growth VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Mammen Chally, CFA*	12	$17.73 billion	12	$1.91 billion	18	$3.78 billion
Douglas McLane, CFA	12	$17.73 billion	24	$2.27 billion	44	$3.87 billion
David Siegle, CFA	12	$17.73 billion	11	$1.90 billion	17	$3.77 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Mammen Chally, CFA*	0	$0	1	$0.11 million	1	$229.24 million
Douglas McLane, CFA	0	$0	4	$150.87 million	1	$229.24 million
David Siegle, CFA	0	$0	0	$0	1	$229.24 million

* Effective June 30, 2024, Mr. Chally will no longer serve as a Portfolio Manager of the portfolio.

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Investors Should Retain this Supplement for Future Reference

November 17, 2023